INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
Gross Carrying Amount, Accumulated Amortization and Net Book Value of Intangible Assets

Gross carrying amount, accumulated amortization and net book value of the intangible assets as of December 31, 2014 and 2015 are as follows:

	December 31, 2014	December 31, 2015	December 31, 2015
	RMB	RMB	US$
			(Note 3)
Acquired game licenses	146,925,649	146,925,649	22,681,412
Acquired game development cost	12,285,000	12,285,000	1,896,477
Less: Accumulated amortization	(55,738,585)	(74,875,427)	(11,558,774)
Impairment provision	(4,394,381)	(4,394,381)	(678,376)
Translation difference	(1,538,342)	(1,064,355)	(164,308)

Net book value of intangible assets subject to amortization	97,539,341	78,876,486	12,176,431

Estimated Aggregate Amortization Expense from Existing Intangible Assets

As of December 31, 2015, the estimated aggregate amortization expense from existing intangible assets for each of the five succeeding fiscal years is as follows:

	RMB	US$
		(Note 3)
2016	21,964,146	3,390,680
2017	21,964,146	3,390,680
2018	21,964,146	3,390,680
2019	12,984,048	2,004,391
2020	—	—

Total	78,876,486	12,176,431

Land use right
Gross Carrying Amount, Accumulated Amortization and Net Book Value of Intangible Assets

Gross carrying amount, accumulated amortization and net book value of land use right are as follows:

	December 31, 2014	December 31, 2015	December 31, 2015
	RMB	RMB	US$
			(Note 3)
Land use right	85,160,348	85,160,348	13,146,492
Less: accumulated amortization	(14,887,052)	(16,807,962)	(2,594,702)

Net book value	70,273,296	68,352,386	10,551,790